Other disclosures - Risk Management and Principal Risks - Functional currency of the operations (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instrument which hedge net investments, Hedges	£ 16,800	£ 13,600
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	41,236	37,473
Borrowings which hedge the net investments	(12,824)	(11,212)
Derivatives which hedge the net investments	(3,962)	(2,423)
Structural currency exposures pre-economic hedges	24,450	23,838
Economic hedges	(9,250)	(7,657)
Remaining structural currency exposures	15,200	16,181
Decrease in structural currency exposures, net of hedging instruments	1,000
Increase in foreign currency net investments	3,700
Increase in financial instruments which hedge net investments, Hedges	3,200
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	27,441	25,958
Borrowings which hedge the net investments	(7,363)	(7,707)
Derivatives which hedge the net investments	(2,086)	(2,356)
Structural currency exposures pre-economic hedges	17,992	15,895
Economic hedges	(8,688)	(7,389)
Remaining structural currency exposures	9,304	8,506
Increase in foreign currency net investments	1,500
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	9,776	8,453
Borrowings which hedge the net investments	(5,461)	(3,408)
Derivatives which hedge the net investments	(3)	(3)
Structural currency exposures pre-economic hedges	4,312	5,042
Economic hedges	(283)	(268)
Remaining structural currency exposures	4,029	4,774
Increase in foreign currency net investments	1,300
JPY
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	689	614
Borrowings which hedge the net investments	0	(97)
Derivatives which hedge the net investments	(197)	0
Structural currency exposures pre-economic hedges	492	517
Economic hedges	0	0
Remaining structural currency exposures	492	517
Other currencies
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	3,330	2,448
Borrowings which hedge the net investments	0	0
Derivatives which hedge the net investments	(1,676)	(64)
Structural currency exposures pre-economic hedges	1,654	2,384
Economic hedges	(279)	0
Remaining structural currency exposures	1,375	£ 2,384
Increase in foreign currency net investments	£ 900